FAIR VALUE MEASUREMENTS - Level 3 Fair Value Measurements Inputs (Details)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liability	$ 55,943,533	$ 74,642,310
Change in fair value of derivative warrant liabilities	$ 18,698,777	(16,889,088)
Charge to additional paid in capital		328,959
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Charge to additional paid in capital		$ 328,959
Risk-free interest rate | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative warrants	1.31
Expected life of grants | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative warrants	5.5	5.9
Expected volatility of underlying shares | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative warrants	18.0
Expected volatility of underlying shares | Level 3 | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative warrants		10.0
Expected volatility of underlying shares | Level 3 | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative warrants		30.0
Dividends | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of derivative warrants	0.0	0